NORTHERN DEVELOPED INTERNATIONAL SMALL CAP INDEX FUND
DEVELOPED INTERNATIONAL SMALL CAP INDEX FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI World ex USA Small Cap Index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		NORTHERN DEVELOPED INTERNATIONAL SMALL CAP INDEX FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	[1]	2.00%
[1]	(within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NORTHERN DEVELOPED INTERNATIONAL SMALL CAP INDEX FUND
Management Fees		0.35%
Other Expenses	[1]	0.48%
Administration Fees		0.15%
Transfer Agency Fees		0.10%
Other Operating Expenses		0.23%
Total Annual Fund Operating Expenses		0.83%
Expense Reimbursement	[2]	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.65%
[1]	"Other Expenses" are estimated for the current fiscal year since the Fund has not commenced operations.
[2]	Northern Trust Investments, Inc. (the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the "Total Annual Fund Operating Expenses After Expense Reimbursement" exceed 0.65%. This contractual limitation may not be terminated before July 31, 2013 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
NORTHERN DEVELOPED INTERNATIONAL SMALL CAP INDEX FUND	85	265

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities included in the MSCI World ex USA Small Cap Index, in weightings that approximate the relative composition of the securities contained in the MSCI World ex USA Small Cap Index, and in MSCI World ex USA Small Cap Index equity index futures approved by the Commodity Futures Trading Commission (“CFTC”).

The MSCI World ex USA Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to replicate the performance and risk characteristics of the small cap size segment of the developed markets. As of May 31, 2012, the MSCI World ex USA Small Cap Index consisted of the following 23 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of May 31, 2012, the approximate market capitalization range of companies included in the MSCI World ex USA Small Cap Index was between $24.2 million and $4.2 billion.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the MSCI World ex USA Small Cap Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the MSCI World ex USA Small Cap Index. Because the Fund will have fees and transaction expenses (while the MSCI World ex USA Small Cap Index has none), returns are likely to be below those of the MSCI World ex USA Small Cap Index.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Fund, before expenses, will track the performance of the MSCI World ex USA Small Cap Index within a 0.95 correlation coefficient.

Morgan Stanley Capital International (“MSCI”) does not endorse any of the securities in the MSCI World ex USA Small Cap Index. It is not a sponsor of the Developed International Small Cap Index Fund and is not affiliated with the Fund in any way.
PRINCIPAL RISKS
MARKET RISK is the risk that the value of equity securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

TRACKING RISK is the risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and performance table have been omitted because the Fund has not commenced operations as of the date of this Prospectus.